Accrued Liabilities	6 Months Ended
Jul. 31, 2024
Accrued Liabilities
Accrued Liabilities

Note 10 - Accrued Liabilities

	July 31,	January 31,
	2024	2024
Accrued compensation and benefits	45,528	43,075
Accrued contingent acquisition consideration	1,466	35,146
Accrued professional fees	2,070	1,577
Other accrued liabilities	16,130	12,026
	65,194	91,824

Other accrued liabilities include accrued expenses related to third party resellers and royalties, suppliers, accrued restructuring charges, and accrued consideration payable.